Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
VIF - Discovery Portfolio - Class I | VIF Discovery Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.58%	41.83%	44.34%	(62.96%)	(11.06%)	152.30%	40.11%	10.65%	38.76%	(8.78%)
VIF - Discovery Portfolio - Class II | VIF Discovery Portfolio | Class II
Prospectus [Line Items]
Annual Return [Percent]	12.44%	41.73%	44.13%	(62.97%)	(11.19%)	152.04%	39.97%	10.53%	38.60%	(8.84%)
VIF - Emerging Markets Debt Portfolio - Class I | VIF Emerging Markets Debt Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	15.33%	11.23%	11.84%	(18.74%)	(2.02%)	5.55%	14.25%	(6.94%)	9.71%	10.55%
VIF - Emerging Markets Debt Portfolio - Class II | VIF Emerging Markets Debt Portfolio | Class II
Prospectus [Line Items]
Annual Return [Percent]	15.24%	11.28%	11.69%	(18.81%)	(1.96%)	5.53%	14.17%	(7.04%)	9.58%	10.58%
VIF - Emerging Markets Equity Portfolio - Class I | VIF Emerging Markets Equity Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	32.96%	7.82%	11.97%	(25.08%)	2.99%	14.44%	19.59%	(17.47%)	35.06%	6.74%
VIF - Emerging Markets Equity Portfolio - Class II | VIF Emerging Markets Equity Portfolio | Class II
Prospectus [Line Items]
Annual Return [Percent]	32.90%	7.72%	11.96%	(25.13%)	2.95%	14.36%	19.51%	(17.51%)	35.06%	6.62%
VIF - Global Strategist Portfolio - Class I | VIF Global Strategist Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	17.40%	7.47%	14.07%	(16.94%)	8.37%	10.92%	17.77%	(6.50%)	16.11%	5.58%
VIF - Global Strategist Portfolio - Class II | VIF Global Strategist Portfolio | Class II
Prospectus [Line Items]
Annual Return [Percent]	17.36%	7.42%	13.94%	(17.07%)	8.22%	10.85%	(17.74%)	(6.65%)	15.96%	5.49%
VIF - Growth Portfolio - Class I | VIF Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	35.72%	61.65%	48.66%	(60.07%)	0.10%	117.31%	31.81%	7.54%	43.15%	(1.64%)
VIF - Growth Portfolio - Class II | VIF Growth Portfolio | Class II
Prospectus [Line Items]
Annual Return [Percent]	35.38%	61.01%	48.32%	(60.16%)	(0.15%)	116.76%	31.47%	7.30%	42.82%	(1.92%)